Recoverable taxes	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [abstract]
Recoverable taxes	Recoverable taxes

	December 31, 2024	December 31, 2023

Withholding income tax on finance income (a)	335,762	101,579
Income tax and social contribution (b)	19,430	9,584
Others withholding income tax	4,138	19,710
Contributions over revenue	2,936	544
Other taxes	10,166	14,922
	372,432	146,339

(a)Refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)Refers to income taxes, social contributions, and withholding tax prepayments that have been offset against income tax payable.